March 1, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Subject:	Nationwide Life Insurance Company
Registration of Flexible Premium Variable Universal Life Insurance Policies
on Form N-6 Offered through
Nationwide VLI Separate Account - 2

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide VLI Separate Account - 2 (the “Variable Account”) we are filing a registration statement on Form N-6 under Securities Act of 1933 (“1933 Act”) for the purpose of converting the registration statement from Form S-6 to N-6 for Flexible Premium Variable Universal Life Insurance Policies to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached to this correspondence. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the registration statement.

We believe that selective review for this registration statement is appropriate. Most of the material disclosures contained in the registration statement have been reviewed by the staff of the Commission in the context of other registration statements for Nationwide. A majority of the registration statement is substantially similar to the Form N-6 registration statement for Flexible Premium Variable Universal Life Insurance Policies issued by Nationwide through Nationwide Life Insurance Company’s Nationwide VLI Separate Account - 4 (1933 Act No. 333-31725). Therefore, we have redlined provisions that may be materially different from the provisions in that registration statement.

The primary differences between this filing and 1933 Act File No. 333-31725 are as follows:

1.
The separate account through which the policies are issued is not the same. Thus, references to “Nationwide VLI Separate Account - 4” in 1933 Act File No. 333-31725 are changed to “Nationwide VLI Separate Account - 2” in this filing.

The United States Securities
and Exchange Commission
March 1, 2006

2.	The Riders for the products are not the same. Thus, the “Riders” and “Charges” sections differ.

3.	The mutual funds underlying the sub-accounts are not the same. Thus, the “Available Sub-Accounts” sections differ.

Additionally, we will add the independent auditor consent and audited financial statements by subsequent Post-Effective Amendment.

Any other changes are intended to improve overall disclosure. Should you have any questions, please contact me at (614) 677-8683.

Sincerely,

/s/KEITH W. HINZE
Keith W. Hinze
Variable Products Security Counsel
Nationwide Life Insurance Company

Attachment

cc: Ms. Rebecca Marquigny